Fair Value Measurements (Assets And Liabilities Measured At Fair Value On A Nonrecurring Basis) (Details) (USD $) In Millions	3 Months Ended										6 Months Ended		12 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Long lived assets held and used	$ 0.3
Impairment charges of long-lived assets held and used	0.6	0.4	0.9	2.4	0.4	0.3	0.5	0.5	0.3	0.2	1.0	0.7	4.0	1.5	2.8
U.S. RadioShack Company Operated Stores [Member]
Long lived assets held and used before impairment	0.9
Fair value of long-lived assets held and used	0.3										0.3
Impairment charges of long-lived assets held and used	0.6
Quoted Prices In Active Markets For Identical Items (Level 1) [Member]
Long lived assets held and used
Significant Other Observable Inputs (Level 2) [Member]
Long lived assets held and used
Significant Unobservable Inputs (Level 3) [Member]
Long lived assets held and used	$ 0.3